Stock-Based Compensation (Details) - USD ($)	1 Months Ended			3 Months Ended					12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Stock-Based Compensation [Line Items]
Deferred compensation (in Dollars)		$ 300,000							$ 1,372,435
Common stock value (in Dollars)										$ 300,000
Amortized cost (in Dollars)									32,901	662,464
Deferred compensation (in Dollars)				$ 20,133					$ 20,133
Exercise price decrease per share									$ 2.99
Expiring period	10 years			10 years	10 years
Stock-based compensation expenses (in Dollars)									$ 732,167	$ 448,444
Unrecognized stock-based compensation (in Dollars)				$ 857,026					$ 857,026
Average expected recognition period									1 year 1 month 6 days
Excess of fair value price per share									$ 3.59	$ 2.9
Restricted Stock Awards [Member]
Stock-Based Compensation [Line Items]
Sale of common stock (in Shares)			723,008
Minimum [Member]
Stock-Based Compensation [Line Items]
Excess of fair value price per share			$ 0.0104
Vesting terms									2 years
Exercise price decrease per share							$ 2.9
Maximum [Member]
Stock-Based Compensation [Line Items]
Excess of fair value price per share			$ 0.0195
Vesting terms									4 years
Exercise price increase per share							$ 3.9
Consultant [Member]
Stock-Based Compensation [Line Items]
Issue of share (in Shares)		150,000
Common stock value (in Dollars)		$ 300,000
Amortized cost (in Dollars)									$ 32,900	$ 920,464
Issued shares (in Shares)					6,500	7,000	6,500
Exercise price decrease per share					$ 2.99	$ 2.5
Exercise price increase per share					$ 3.5	$ 3.43
Expiring period							10 years
Employees [Member]
Stock-Based Compensation [Line Items]
Issued shares (in Shares)	161,000				100,821			163,000		163,000
Exercise price decrease per share	$ 2							$ 2.6
Exercise price increase per share	$ 2.1							$ 3
Expiring period								10 years